DREYFUS TREASURY & AGENCY CASH MANAGEMENT
DREYFUS TREASURY & AGENCY CASH MANAGEMENT
December 13, 2013 Dreyfus Treasury & Agency Cash Management Supplement to Prospectuses dated June 1, 2013 The following changes will take effect as of January 13, 2014
The following replaces the second sentence in "Fund Summary - Dreyfus Treasury & Agency Cash Management - Principal Investment Strategy" and, in the prospectuses for Premier, Select and Service shares only, the second paragraph in "Fund Details - Goal and Approach":

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.